Cash flow statement - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Interest expense and hedging valuation adjustments on subordinated liabilities	£ 715	£ 471		£ 861
Accretion of discounts and amortisation of premiums and issue costs	(488)	195		1,259
Revaluation of investment properties	(99)	(67)		87
Net gain on sale of financial assets at fair value through other comprehensive income	(3)	(7)		(122)
Share of post-tax results of associates and joint ventures	(1)	13		16
Profit on derecognition of joint ventures and associates	(121)	0		0
Net credit in respect of defined benefit schemes	(37)	(11)		(79)
Depreciation and amortisation	3,477	3,426		2,905
Other provision movements	(29)	(206)		(30)
Allowance for loan losses	795	431	[1]	303	[1]
Write-off of allowance for loan losses, net of recoveries	(1,097)	(1,029)		(1,115)
Impairment credit on undrawn balances	(73)	(51)		0
Financial assets at amortised cost	(1)	(3)		(2)
Transactions in own shares	38	(173)		103
Net income statement transfers	1,869	2,597	[2]	1,838	[2]
Foreign exchange impact on balance sheet	709	1		502
Other non-cash items	91	42		176
Total non-cash items	6,850	6,555		7,328
Contributions to defined benefit schemes	(152)	(175)		(1,345)
Payments in respect of regulatory and legal provisions	(295)	(401)		(378)
Other	28	11		17
Total other items	(419)	(565)		(1,706)
Non-cash and other items	6,431	5,990		5,622
Regulatory and legal provisions
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Regulatory and legal provisions	968	899		675
Disposal of tangible fixed assets
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Loss/(profit) on disposal of tangible fixed assets	65	(36)		(61)
Loans and receivables
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Allowance for loan losses	£ 867	£ 494		£ 315

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.
[2]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.